111 West Monroe Street Chicago, Illinois 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

August 10, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund VIII
(Registration Nos. 333-210186 and 811-23147)

Ladies and Gentlemen:

On behalf of of FT Cboe Vest Fund of Buffer ETFs (the “Fund”), a series of First Trust Exchange-Traded Fund VIII (the “Trust”), we enclose herewith for filing pursuant to Section 12(b) of the Securities Exchange Act of 1934, as amended, a Registration Statement of the Trust on Form 8-A covering the Fund’s common shares of beneficial interest $0.01, par value per share (the “Shares”).

On August 10, 2020, on behalf of the Fund, the Trust filed with the Securities and Exchange Commission amended Registration Statement on Form N-1A (Registration Nos. 333-210186 and 811-23147) to register the Shares under the Securities Act of 1933, as amended.

The Shares are being listed on Cboe BZX Exchange, Inc. and, accordingly, a copy of the Prospectu, which contains a description of the Shares has been transmitted for filing with Cboe BZX Exchange, Inc.

If you have any questions concerning this filing or require any additional information, please contact me at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Eric Fred Fess
Eric Fred Fess

Enclosures